SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of financial statements in accordance with GAAP and the rules and regulations of the SEC requires the use of estimates and assumptions, based on judgments considered reasonable, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on historical experience, known trends and events and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Although management believes its estimates and assumptions are reasonable when made, they are based upon information available at the time they are made. Management evaluates the estimates and assumptions on an ongoing basis and, if necessary, makes adjustments. Due to the risks and uncertainties involved in the Company’s business and evolving market conditions, and given the subjective element of the estimates and assumptions made, actual results may differ from estimated results. The most significant estimates and judgments impact the fair value of intangible assets; goodwill and contingent consideration; income taxes (including the valuation allowance for deferred tax assets); and research and development expenses.

Use of Estimates

The preparation of financial statements in accordance with GAAP and the rules and regulations of the SEC requires the use of estimates and assumptions, based on judgments considered reasonable, which affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on historical experience, known trends and events and various other factors that management believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Although management believes its estimates and assumptions are reasonable when made, they are based upon information available at the time they are made. Management evaluates the estimates and assumptions on an ongoing basis and, if necessary, makes adjustments. Due to the risks and uncertainties involved in the Company’s business and evolving market conditions, and given the subjective element of the estimates and assumptions made, actual results may differ from estimated results. The most significant estimates and judgments impact the fair value of intangible assets, goodwill and contingent consideration; income taxes (including the valuation allowance for deferred tax assets); research and development expenses; and going concern considerations.

Principles of Consolidation

Principles of Consolidation

The Company’s condensed consolidated financial statements include the accounts of the Company, its wholly owned subsidiary Viventia and its indirect subsidiary, Viventia Bio USA Inc. All intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of the Company, its wholly owned subsidiary Viventia and its indirect subsidiaries, Viventia Bio USA Inc. and Viventia Biotech (EU) Limited. All intercompany transactions and balances have been eliminated in consolidation.

Foreign Currency Translation	Foreign Currency Translation The functional currency of the Company and each of its subsidiaries is the US dollar.	Foreign Currency Translation The functional currency of the Company and each of its subsidiaries is the US dollar.
Cash, Cash Equivalents, Restricted Cash and Concentration of Credit Risk

Cash, Cash Equivalents, Restricted Cash and Concentration of Credit Risk

The Company’s cash is held on deposit in demand accounts at a large financial institution in amounts in excess of the Federal Deposit Insurance Corporation (“FDIC”) insurance coverage limit of $250,000 per depositor, per FDIC-insured bank, per ownership category. Restricted cash represents cash held by the Company’s primary commercial bank to collateralize a letter of credit issued related to a license agreement and the credit limit on the Company’s corporate credit card, and are classified as short term and long term, respectively. The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents. Financial instruments that potentially subject the Company to credit risk principally consists of cash equivalents and accounts receivable. As of December 31, 2021 and 2020, the Company limited its credit risk associated with cash equivalents by placing investments in highly-rated money market funds.

Property and Equipment

Property and Equipment

Property and equipment are recorded at cost. Maintenance and repairs are charged to expense as incurred, and costs of improvements and renewals are capitalized. Depreciation is recognized using the straight-line method over the estimated useful lives of the relative assets. The Company uses an estimated useful life of five years for lab equipment, four years for furniture and fixtures, three years for computer equipment and software and the lesser of five years or the remaining lease term for leasehold improvements.

Indefinite-Lived Intangible Assets

Indefinite-Lived Intangible Assets

The Company’s intangible assets consist of indefinite-lived, acquired in-process research and development (“IPR&D”) worldwide product rights to Vicineum as a result of the acquisition of Viventia in 2016. IPR&D assets acquired in a business combination are considered indefinite-lived until the completion or abandonment of the associated research and development efforts. Amortization over the estimated useful life will commence at the time of Vicineum’s commercial launch in the respective markets, if approved. If regulatory approval to market Vicineum for the treatment of BCG-unresponsive NMIBC is not obtained, the Company will immediately expense the related capitalized cost.

Indefinite-lived intangible assets are quantitatively tested for impairment at least annually during the fourth quarter of the fiscal year, or more often if indicators of impairment are present. Impairment testing of indefinite-lived intangible assets requires management to estimate the future discounted cash flows of an asset using assumptions believed to be reasonable, but which are unpredictable and inherently uncertain. Actual future cash flows may differ from the estimates used in impairment testing. The Company recognizes an impairment loss when and to the extent that the estimated fair value of an intangible asset is less than its carrying value. In addition, on a quarterly basis, the Company performs a qualitative review of its business operations to determine whether events or changes in circumstances have occurred which could indicate that the carrying value of its intangible assets was not recoverable. If an impairment indicator is identified, an interim impairment assessment is performed.

In August 2021, the Company received a CRL from the FDA regarding its BLA for Vicineum for the treatment of NMIBC, its lead product candidate. In the CRL, the FDA determined that it could not approve the BLA for Vicineum in its present form and provided recommendations specific to additional clinical/statistical data and analyses in addition to CMC issues pertaining to a recent pre-approval inspection and product quality. Given the inherent uncertainty in the development plans for Vicineum (and Vysyneum in the EMA) as a result of the CRL and the withdrawal of the Company’s marketing authorization application (“MAA”), an interim impairment analysis was conducted in the third quarter of 2021, which concluded that the carrying value of the Company’s intangible asset of Vicineum US rights was fully impaired as of September 30, 2021. The $31.7 million of impairment charges were due to delays in the expected start of commercialization and lower probabilities of success, combined with higher operating expenses expected to be incurred prior to commercialization, resulting in lower expected future cash flows estimated in the US market. However, while similar delays in timelines and reduced probabilities of success also affected the estimated fair value of the Company’s intangible asset of Vicineum EU rights, this asset was not impaired as of September 30, 2021. At that time, management assessed that the carrying value of the Vicineum EU rights is not at significant risk of impairment in the future within the current range of commercialization timelines and probability of clinical and regulatory success (“POS”) assumptions. This is primarily due to the fact that the Company expects the Vicineum sales outside of the US to be two to three times the expected sales volume in the US, based on management’s reassessment of the total addressable global market for high-risk NMIBC during the quarter ended June 30, 2019, wherein management determined that both the global market size and the estimated potential Vicineum commercial sales within the global market were likely higher than the Company’s previous estimate. In addition, the EU asset is burdened with significantly less expense than the US asset, as the Company’s strategic operating plan is to sublicense Vicineum to business development partners in all regions outside the US, including the EU, with it earning a potential combination of upfront, milestone, and royalty payments, and the business development partner bearing the majority of regulatory and commercialization costs. The Company participated in Type A Meetings with the FDA on October 29, 2021 and December 8, 2021 to discuss questions related to CMC and clinical issues raised in the CRL. Both meetings helped the Company determine the appropriate path forward for Vicineum. Based upon the outcome of these meetings, the Company plans to conduct an additional Phase 3 clinical trial. Also, during the Clinical Type A Meeting, the Company aligned with FDA to include patients with less than adequate BCG into its new clinical trial. The Company performed the annual impairment test, which incorporated the impact of the CRL and the subsequent Type A Meetings in the fourth quarter of 2021 and concluded that the carrying value of the Company’s intangible asset of Vicineum EU rights was not impaired as of December 31, 2021.

The Company did not recognize any impairment charges during the year ended December 31, 2020.

Goodwill

Goodwill

Goodwill on the Company’s consolidated balance sheets is the result of the Company’s acquisition of Viventia in September 2016 and represents the difference between the purchase price and the fair value of the identifiable tangible and intangible net assets acquired under the acquisition method of accounting. Goodwill is not amortized; rather than recording periodic amortization, goodwill is quantitatively tested for impairment at least annually during the fourth quarter of the fiscal year, or more often if indicators of impairment are present. Impairment testing of goodwill requires management to estimate the future discounted cash flows of a reporting unit using assumptions believed to be reasonable, but which are unpredictable and inherently uncertain. Actual future cash flows may differ from the estimates used in impairment testing. If the fair value of the equity of a reporting unit exceeds the reporting unit’s carrying value, including goodwill, then goodwill is considered not to be impaired. The Company recognizes a goodwill impairment when and to the extent that the fair value of the equity of a reporting unit is less than the reporting unit’s carrying value, including goodwill. The Company has only one reporting unit. In addition, on a quarterly basis, the Company performs a qualitative review of its business operations to determine whether events or changes in circumstances have occurred which could have a material adverse effect on the estimated fair value of each reporting unit and thus indicate a potential impairment of the goodwill carrying value. If an impairment indicator is identified, an interim impairment assessment is performed. Given the inherent uncertainty in the development plans for Vicineum as a result of the CRL and the Company’s withdrawal of its MAA, an impairment analysis was conducted in the third quarter of 2021. While an impairment was recognized in one of the Company’s intangible assets, Vicineum US Rights, the Company concluded that the carrying value of its goodwill of $13.1 million was not impaired as of September 30, 2021.

In October and December 2021, we participated in a CMC Type A Meeting and a Clinical Type A Meeting, respectively, with the FDA to discuss issues raised in the CRL and to discuss design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed will be required for a potential resubmission of a BLA. Following these Type A Meetings, we believe we have greater clarity of the requirements for potential resubmission of a BLA. We have a Type C Meeting scheduled with the FDA for March 28, 2022, in which we expect to discuss the study protocol for the additional Phase 3 clinical trial that we plan to conduct for potential resubmission of our a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG. The Company performed the annual impairment test, which incorporated the impact of the CRL and the subsequent Type A Meetings in the fourth quarter of 2021 and concluded that there was no goodwill impairment as of December 31, 2021. Management believes the Company has sufficient future cash flows from additional geographic regions outside the US to support the value of its goodwill. The Company projects future cash flows based on various timeline assumptions and applies a probability to each outcome based on management’s best estimate. In addition, probabilities of success in achieving certain clinical and regulatory success can also have a material effect on the estimated fair value of the equity of its reporting unit as of the impairment assessment date. The Company will continue to evaluate timelines for commercialization and probability of success of development of Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG.

Based on the annual testing and quarterly reviews performed, the Company concluded that there was no goodwill impairment during the year ended December 31, 2020.

Contingent Consideration

Contingent Consideration

The Company uses a discounted cash flow model to estimate the fair value of the contingent consideration liability each reporting period, which represents the present value of projected future cash flows associated with regulatory approval milestones and royalties on net sales due to the selling shareholders of Viventia Bio Inc. as a result of the Viventia Acquisition in September 2016. See “Note 1. Description of Business” for additional information. Contingent consideration is measured at its estimated fair value on a recurring basis at each reporting period, with fluctuations in value resulting in a non-cash charge to earnings (or loss) during the period. The estimated fair value measurement is based on significant unobservable inputs (Level 3 within the fair value hierarchy), including internally developed financial forecasts, probabilities of success and timing of certain milestone events and achievements, which are inherently uncertain. Actual future cash flows may differ from the assumptions used to estimate the fair value of contingent consideration. The valuation of contingent consideration requires the use of significant assumptions and judgments, which management believes are consistent with those that would be made by a market participant. Management reviews its assumptions and judgments on an ongoing basis as additional market and other data is obtained, and any future changes in the assumptions and judgments utilized by management may cause the estimated fair value of contingent consideration to fluctuate materially, resulting in earnings volatility.

In October and December 2021, we participated in a CMC Type A Meeting and a Clinical Type A Meeting, respectively, with the FDA to discuss issues raised in the CRL and to discuss design elements of an additional Phase 3 clinical trial for Vicineum, which the FDA confirmed will be required for a potential resubmission of a BLA. Following these Type A Meetings, we believe we have greater clarity of the requirements for potential resubmission of a BLA. We have a Type C Meeting scheduled with the FDA for March 28, 2022, in which we expect to discuss the study protocol for the additional Phase 3 clinical trial that we plan to conduct for potential resubmission of our a BLA for Vicineum for the treatment of non-muscle invasive CIS of the bladder in patients previously treated with adequate or less than adequate BCG. The Company reassessed the underlying assumptions used to develop the revenue projections upon which the fair value of its contingent consideration is based. The most significant and impactful assumptions in the Company’s revenue projection models are timing of product launch and probabilities of clinical and regulatory success (“POS”); the Company expects delays in the start of commercialization and estimates lower POS as a direct result of the CRL. The Company plans to conduct an additional clinical trial, which will lead to delays in the start of commercialization globally. The Company has assessed a range of commercialization timeline assumptions and applied a probability to each outcome based on management’s best estimate. In addition, the Company now assumes a lower POS in achieving certain clinical and regulatory milestones in the range of approximately 45% to 55% globally. Any changes in these assumptions and estimates, or other information obtained, may have a significant impact on the remeasurement of the contingent consideration liability in the future. The fair value of the Company’s contingent consideration is determined based on the present value of projected future cash flows associated with sales-based milestones and earnouts on net sales and is heavily dependent on discount rates to estimate the fair value at each reporting period. Earnouts are determined using an earnout rate of 2% on all commercial net sales of Vicineum through December 2033. The discount rate applied to the 2% earnout is derived from the Company’s estimated weighted-average cost of capital (“WACC”), which has fluctuated from 8.8% as of December 31, 2020, to 7.8% as of March 31, 2021, 6.8% as of June 30, 2021, 8.6% as of September 30, 2021, and 9.3% as of December 31, 2021. Milestone payments constitute debt-like obligations, and therefore a high-yield debt index rate is applied to the milestones in order to determine the estimated fair value. This index rate changed from 8.4% as of December 31, 2020, to 7.4% as of March 31, 2021, 6.6% as of June 30, 2021, 7.5% as of September 30, 2021, and 8.0% as of December 31, 2021.

Leases

Leases

Effective January 1, 2019, the Company adopted ASC Topic 842, Leases (“ASC 842”) using the optional transition method outlined in ASU No. 2018-11, Leases (Topic 842), Targeted Improvements. The adoption of ASC 842 represents a change in accounting principle that aims to increase transparency and comparability among organizations by requiring the recognition of right-of-use assets and lease liabilities on the balance sheet for both operating and finance leases. In addition, the standard requires enhanced disclosures that meet the objective of enabling financial statement users to assess the amount, timing and uncertainty of cash flows arising from leases. The reported results for the year ended December 31, 2021, 2020 and 2019 reflect the application of ASC 842 guidance, while the reported results for priors were prepared in accordance with the previous ASC Topic 840, Leases (“ASC 840”) guidance. The adoption of ASC 842 resulted in the recognition of operating lease right-of-use assets and corresponding lease liabilities of $0.2 million on the Company’s consolidated balance sheet as of January 1, 2019. The adoption of this guidance did not have a material impact on the Company’s financial condition, results of operations or cash flows; however, the adoption did result in significant changes to the Company’s financial statement disclosures.

As part of the adoption of ASC 842, the Company utilized certain practical expedients outlined in the guidance. These practical expedients include:

●	Accounting policy election to use the short-term lease exception by asset class;
●	Election of the practical expedient package during transition, which includes:
—	An entity need not reassess whether any expired or existing contracts are or contain leases;
—

An entity need not reassess the classification for any expired or existing leases. As a result, all leases that were classified as operating leases in accordance with ASC 840 are classified as operating leases under ASC 842, and all leases that were classified as capital leases in accordance with ASC 840 are classified as finance leases under ASC 842; and

—	An entity need not reassess initial direct costs for any existing leases.

The Company’s lease portfolio as of the adoption date and as of December 31, 2021 includes: a property lease for manufacturing, laboratory, warehouse and office space in Winnipeg, Manitoba, a property lease for its headquarters in Cambridge, MA, and a property lease for office space in Philadelphia, PA. The Company determines if an arrangement is a lease at the inception of the contract and has made a policy election to not separate out non-lease components from lease components, for all classes of underlying assets. The asset components of the Company’s operating leases are recorded as operating lease right-of-use assets and reported within other assets on the Company’s consolidated balance sheet. The short-term and long-term liability components are recorded in other current liabilities and other liabilities, respectively, on the Company’s consolidated balance sheet. As of December 31, 2021, the Company did not have any finance leases.

Right-of-use assets and operating lease liabilities are recognized based on the present value of lease payments over the lease term at the commencement date. Existing leases in the Company’s lease portfolio as of the adoption date were valued as of January 1, 2019. The Company uses an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments, if an implicit rate of return is not provided with the lease contract. Operating lease right-of-use assets are adjusted for incentives received.

Operating lease costs are recognized on a straight-line basis over the lease term, in accordance with ASC 842, and also include variable operating costs incurred during the period. Lease costs also include amounts related to short-term leases.

Research and Development Costs

Research and Development Costs

Research and development activities are expensed in the period incurred. Research and development expenses consist of both internal and external costs associated with all basic research activities, clinical development activities and technical efforts required to develop a product candidate. Internal research and development consist primarily of personnel costs, including salaries, benefits and share-based compensation, facilities leases, research-related overhead, pre-approval regulatory and clinical trial costs, manufacturing and other contracted services, license fees and other external costs.

In certain circumstances, the Company is required to make advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the advance payments are recorded as prepaid assets and expensed when the activity has been performed or when the goods have been received.

Stock-Based Compensation

Share-Based Compensation

The Company recognizes the grant-date fair value of share-based awards granted as compensation as expense on a straight-line basis over the requisite service period, which is generally the vesting period of the award. To date, the Company has not issued awards where vesting is subject to market conditions. From time to time, the Company has granted to its executives’ stock option awards which contain both performance-based and service-based vesting criteria. Performance milestone events are specific to the Company’s corporate goals, including certain clinical development objectives related to the new clinical trial, regulatory and financial objectives. Share-based compensation expense associated with performance-based vesting criteria is recognized using the accelerated attribution method if the performance condition is considered probable of achievement in management’s judgment. The fair value of stock options is estimated at the time of grant using the Black-Scholes option pricing model, which requires the use of inputs and assumptions such as the fair value of the underlying stock, exercise price of the option, expected term, risk-free interest rate, expected volatility and dividend yield.

The fair value of each grant of options during the years ended December 31, 2021, 2020 and 2019 was determined using the following methods and assumptions:

●	Expected Term. Due to the lack of historical exercise data and given the plain vanilla nature of the options granted by the Company, the expected term is determined using the “simplified” method, as prescribed in SEC Staff Accounting Bulletin (“SAB”) No. 107 (“SAB 107”), whereby the expected life equals the arithmetic average of the vesting term (generally four years) and the original contractual term (ten years) of the option, taking into consideration multiple vesting tranches.
●	Risk-Free Interest Rate. The risk-free rate is based on the interest rate payable on United States Treasury securities in effect at the time of grant for a period that is commensurate with the assumed expected term.
●	Expected Volatility. The expected volatility is based on historical volatilities of a representative group of publicly traded biopharmaceutical companies, including the Company’s own volatility, which were commensurate with the assumed expected term, as prescribed in SAB 107.
●	Dividend Yield. The dividend yield is 0% because the Company has never declared or paid, and for the foreseeable future does not expect to declare or pay, a dividend on its common stock.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and net operating loss (“NOL”) and research and development credit (“R&D credit”) carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in operations in the period that includes the enactment date. A valuation allowance is recorded to the extent it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Unrecognized income tax benefits represent income tax positions taken on income tax returns that have not been recognized in the financial statements. The Company recognizes the benefit of an income tax position only if it is more likely than not (greater than 50%) that the tax position will be sustained upon tax examination, based solely on the technical merits of the tax position. Otherwise, no benefit is recognized. The tax benefits recognized are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company recognizes accrued interest and penalties related to uncertain tax positions as income tax expense in its consolidated statements of operations. As of December 31, 2021 and 2020, the Company did not have any uncertain tax positions.

Revenue Recognition

Revenue Recognition

The Company records revenue from out-license agreements and OUS business development partnership agreements, including the License Agreement with Roche and its OUS partnerships. Under each of these agreements, the Company granted the counterparty an exclusive license to develop and commercialize the underlying licensed product. These agreements contain up-front license fees, development and regulatory milestone payments, sales-based milestone payments, and sales-based royalty payments.

The Company determines whether the out-license agreements and OUS business development partnership agreements are in scope of ASC 606, which it adopted as of January 1, 2018. Under ASC 606, in determining the appropriate amount of revenue to be recognized as the Company fulfills its obligations under these agreements, management performs the following steps:

1)	Identification of the contract;
2)	Determination of whether the promised goods or services are performance obligations including whether they are distinct in the context of the contract;
3)	Measurement of the transaction price, including the constraint on variable consideration;
4)	Allocation of the transaction price to the performance obligations; and
5)	Recognition of revenue when or as the Company satisfies each performance obligation.

Development and Regulatory Milestones and Other Payments

At the inception of an arrangement that includes development milestone payments, management evaluates whether the development milestones are considered probable of being reached and estimate the amount to be included in the transaction price using the most likely amount method. If it is probable that a significant revenue reversal would not occur, the associated development milestone value is included in the transaction price. Development milestone payments that are not within the Company’s control or the licensee’s control, such as regulatory approvals, are not considered probable of being achieved until those approvals are received. For payments pursuant to sales milestones and royalty payments, the Company will not recognize revenue until the subsequent sale of a licensed product occurs. For arrangements with one than one performance obligations, the milestones are generally allocated entirely to the license performance obligation, as (1) the terms of milestone and royalty payments relate specifically to the license and (2) allocating milestones and royalties to the license performance obligation is consistent with the overall allocation objective, because management’s estimate of milestones and royalties approximates the standalone selling price of the license.

In December 2021, a $20 million milestone was achieved due to Roche initiating a Phase II clinical trial. The Company invoiced Roche $20 million with payment terms of 30 days following the achievement of the corresponding milestone event, pursuant to the Roche License Agreement. Management evaluated the transaction under ASC 606 and determined it is probable that a significant revenue reversal will not occur in future periods, which was not the case in the previous quarter. Accordingly, the Company recorded $20 million as license revenue and accounts receivables in the fourth quarter of 2021. In January 2022, the payment of $20 million was received.

The Company recognized $26.5 million of license revenue related to the Roche, Qilu and MENA License Agreements during the year ended December 31, 2021 and $11.2 million of license revenue related to the Qilu License Agreement during the year ended December 31, 2020.

Recent Accounting Pronouncements

Adopted in 2022

In August 2020, the FASB issued ASU No. 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (“ASU 2020-06”). ASU 2020-06 simplifies the complexity associated with applying US GAAP for certain financial instruments with characteristics of both liability and equity. More specifically, the amendments focus on the guidance for convertible instruments and derivative scope exception for contracts in an entity’s own equity. The ASU also amends the diluted earnings per share (EPS) guidance, including the requirement to use the if-converted method for all convertible instruments. ASU 2020-06 is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, and should be applied on a full or modified retrospective basis. The Company adopted this guidance on a modified retrospective basis effective January 1, 2022 and it did not have an impact on the Company’s financial position, results of operations including per-share amounts, or cash flows.

In May 2021, the FASB issued ASU No. 2021-04, Earnings Per Share (Topic 260), Debt — Modifications and Extinguishments (Subtopic 470-50), Compensation — Stock Compensation (Topic 718), and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Issuer’s Accounting for Certain Modifications or Exchanges of Freestanding Equity-Classified Written Call Options (“ASU 2021-04”). ASU 2021-04 clarifies and reduces diversity in an issuer’s accounting for modifications or exchanges of freestanding equity-classified written call options (for example, warrants) that remain equity classified after modification or exchange. ASU 2021-04 is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, and should be applied on a prospective basis. The Company adopted this guidance effective January 1, 2022 and it did not have an impact on the Company’s financial position, results of operations including per-share amounts, or cash flows.

Other recent accounting pronouncements issued, but not yet effective, are not expected to be applicable to the Company or have a material effect on the consolidated financial statements upon future adoption.

Adopted in 2021

In December 2019, the FASB issued ASU No. 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes (“ASU 2019-12”). ASU 2019-12 simplifies the accounting for income taxes by removing certain exceptions to the general principles in Topic 740. The amendments in ASU 2019-12 also improve consistent application of and simplify GAAP for other areas of Topic 740 by clarifying and amending existing guidance. ASU 2019-12 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Early adoption is permitted. The method with which the amendments in this ASU are to be applied varies depending on the nature of the tax item impacted by amendment. The Company adopted this guidance effective January 1, 2021, and it did not have a material impact on its financial position, results of operations or cash flows.

Fair Value Measurement

The carrying values of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, and accounts payable on the Company’s condensed consolidated balance sheets approximated their fair values as of June 30, 2022 and December 31, 2021 due to their short-term nature.

Certain of the Company’s financial instruments are measured at fair value using a three-level hierarchy that prioritizes the inputs used to measure fair value. This fair value hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1:    Inputs are quoted prices for identical instruments in active markets,

Level 2:    Inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:    Inputs are unobservable and reflect the Company’s own assumptions, based on the best information available, including the Company’s own data.

The carrying values of cash and cash equivalents, restricted cash, prepaid expenses and other current assets, and accounts payable on the Company’s consolidated balance sheets approximated their fair values as of December 31, 2021 and 2020 due to their short-term nature.

Certain of the Company’s financial instruments are measured at fair value using a three-level hierarchy that prioritizes the inputs used to measure fair value. This fair value hierarchy prioritizes the use of observable inputs and minimizes the use of unobservable inputs. The three levels of inputs used to measure fair value are as follows:

Level 1:    Inputs are quoted prices for identical instruments in active markets,

Level 2:    Inputs are quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; or model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3:    Inputs are unobservable and reflect the Company’s own assumptions, based on the best information available, including the Company’s own data.